Revenue - Schedule of Changes in Deferred Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue From Contract With Customer [Abstract]
Deferred revenue, beginning of period	$ 16.5	$ 11.8
New billings	259.1	208.8
Revenue recognized	(252.0)	(204.3)
Effect of exchange rate	(0.4)	0.2
Deferred revenue, end of period	$ 23.2	$ 16.5